Guarantor Financial Information - Condensed Consolidating Statements of Cash Flows (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Condensed Financial Information of Subsidiaries Disclosure [Abstract]
Debt issuance costs	$ 5.5